SHARE-BASED PAYMENTS - Disclosure of restricted share units and performance share units (Details) - Restricted share unit [Member]	12 Months Ended
	Dec. 31, 2020 CAD ($) Share	Dec. 31, 2019 CAD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share units, beginning of year | Share	496,942	657,727
Weighted average exercise price of share units, beginning of year | $	$ 14.63	$ 11.50
Number of units granted during the year | Share	522,231	392,898
Weighted average exercise price share units granted | $	$ 15.36	$ 17.01
Number of units vested during the year | Share	(400,490)	(497,284)
Weighted average exercise price of share units vested | $	$ 14.99	$ 12.42
Number of units forfeited during the year | Share	(48,557)	(56,399)
Weighted average exercise price of share units forfeited | $	$ 14.53	$ 14.14
Number of share units, end of year | Share	570,126	496,942
Weighted average exercise price of share units, end of year | $	$ 15.06	$ 14.63